2012 Stock Option Plan (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Nov. 12, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 11, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance									3,000,000
Stock Granted, Value, Share-based Compensation, Gross				$ 151,053		$ 151,053
Share-based Compensation, Total		$ 12,415	$ 34,142	24,831	$ 68,284	136,568	$ 151,053	$ 287,621
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition				24,831		136,568	$ 151,053	$ 287,621
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross				87,452		87,452
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross				15,900		15,900
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Granted, Value, Share-based Compensation, Gross				$ 47,701		$ 47,701
2012 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance									3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	475,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.89